May 01, 2025
Impax Large Cap Fund
Impax Large Cap Fund (the “Large Cap Fund”) Summary of Key Information
Investment Objective
The Large Cap Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class or Investor Class shares of the Large Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax Large Cap Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax Large Cap Fund	Institutional Class	Investor Class
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.73%	0.98%

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Large Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Large Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Large Cap Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Impax Large Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	75	233	406	906
Investor Class	100	312	542	1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Large Cap Fund’s performance. During the Large Cap Fund’s most recent fiscal year, the Large Cap Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Large Cap Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of S&P 500 Index companies.

The Fund utilizes the Impax Sustainability Lens, a proprietary tool designed to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, assisting the investment team in identifying companies that the Adviser believes present attractive opportunities and lower risks.

The Fund’s investment team also utilizes the Impax Systematic ESG Score, a fundamental, bottom-up score by the Adviser of a company’s ESG profile. The score emphasizes management of ESG-related risks, incorporates ESG trends (taking into account progress or regression in a company’s ESG profile) and takes into account any involvement by the company in significant ESG-related controversies.

Under normal market conditions, the Large Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the S&P 500 Index as measured by market capitalization. As of December 31, 2024, the S&P 500 Index included companies with market capitalizations ranging from approximately $6.068 billion to $3,785.304 billion.

The Large Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Adviser has determined are financially material. The Fund may take significant positions in one or more sectors, including the information technology sector. The Large Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry. The portfolio managers currently expect that the Fund typically will hold between 30 and 60 securities positions.

The Large Cap Fund may invest up to 45% of its assets in securities of non-US issuers, including American Depositary Receipts (“ADRs”). The Large Cap Fund may invest no more than 25% of its assets in securities of non-US issuers other than ADRs. The Large Cap Fund’s investments in securities of non-US issuers may include investments in emerging markets.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

The bar chart below presents the calendar year total returns for Institutional Class shares of the Large Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Large Cap Fund by showing changes in the Large Cap Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 20.09%
Worst quarter: 1st quarter 2020, -18.27%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Large Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Large Cap Fund by showing how the Large Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Impax Large Cap Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class	[1]	14.02%	12.26%	13.42%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions	[1]	9.77%	10.37%	11.01%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions and Sales	[1]	11.36%	9.64%	10.41%	Dec. 16, 2016
Investor Class	[1]	13.72%	11.99%	13.15%	Dec. 16, 2016
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	25.02%	14.53%	14.92%	Dec. 16, 2016
Lipper Large-Cap Core Funds Index	[3],[4]	23.49%	13.32%	13.37%	Dec. 16, 2016
[1]	The Fund’s inception date is December 16, 2016. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.
[3]	Unlike the Large Cap Fund, the S&P 500 Index and the Lipper Large-Cap Core Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	Lipper Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large Cap Core Funds Index Average. The Lipper Large-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have characteristics (i.e., price-to-earnings ratio, price-to-book ratio) that resemble the “average” of the common stocks of the S&P 500 Index. The Lipper Large-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator. The Lipper Large-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.

Impax Large Cap Fund | Equity Securities Risk
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Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax Large Cap Fund | Market Risk
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Large Cap Fund | Non-US Securities Risk
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Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Large Cap Fund | Focused Portfolio Risk
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Focused Portfolio Risk To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Impax Large Cap Fund | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

Impax Large Cap Fund | Growth Securities Risk
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Large Cap Fund | Value Securities Risk
●

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Large Cap Fund | Medium-Sized Capitalization Company Risk
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Medium-Sized Capitalization Company Risk Securities of medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Large Cap Fund | Turnover Risk
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Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax Large Cap Fund | Emerging Markets Risk
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Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax Large Cap Fund | Information Technology Sector Risk
●

Information Technology Sector Risk Prices of technology companies’ securities historically have been more volatile than those of many other securities, especially over the short term. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. Many technology companies have limited operating histories.

Impax Large Cap Fund | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the Large Cap Fund.
Impax Small Cap Fund
Impax Small Cap Fund (the “Small Cap Fund”) Summary of Key Information
Investment Objective
The Small Cap Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class, Investor Class or Class A shares of the Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 156 of this Prospectus and under “Distribution—Sales Charge Reductions and Waivers” on page 144 in the Statement of Additional Information. Investors investing in the Small Cap Fund through an intermediary should consult Appendix A to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax Small Cap Fund	Institutional Class	Investor Class	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none	1.00%	[1]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax Small Cap Fund	Institutional Class	Investor Class	Class A
Management Fee	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.25%
Other Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.90%	1.15%	1.15%

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Investor Class or Class A shares of the Small Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Investor Class or Class A shares of the Small Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Small Cap Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Impax Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	92	287	498	1,108
Investor Class	117	365	633	1,398
Class A	661	895	1,148	1,871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Small Cap Fund’s performance. During the Small Cap Fund’s most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The Small Cap Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of Russell 2000 Index companies.

The Fund utilizes the Impax Sustainability Lens, a proprietary tool designed to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, assisting the investment team in identifying companies that the Adviser believes present attractive opportunities and lower risks.

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of December 31, 2024, the Russell 2000 Index included companies with market capitalizations from approximately $8 million to $14.771 billion.

The Small Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Adviser has determined are financially material. The Fund may take significant positions in one or more sectors, including the financial services sector. The Small Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Moreover, it may buy stocks in any sector or industry.

The Small Cap Fund may invest up to 45% of its assets in securities of non-US issuers, including American Depositary Receipts (“ADRs”). The Small Cap Fund may invest no more than 25% of its assets in securities of non-US issuers other than ADRs. The Small Cap Fund’s investments in securities of non-US issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

The bar chart below presents the calendar year total returns for Investor Class shares of the Small Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Investor Class

For the periods shown in the bar chart:	Best quarter: 4th quarter 2020, 28.50%
Worst quarter: 1st quarter 2020, -29.24%

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class, Class A and Institutional Class shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Class A and Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Effective July 24, 2024, the S&P 500 Index replaced the Russell 2000 Index as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Russell 2000 Index is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Average Annual Total Returns - Impax Small Cap Fund		1 Year	5 Years	10 Years
Investor Class	[1]	14.51%	7.81%	6.42%
Investor Class | After Taxes on Distributions	[1]	13.17%	6.79%	5.45%
Investor Class | After Taxes on Distributions and Sales	[1]	9.56%	6.09%	4.99%
Class A	[1],[2]	14.49%	7.81%	6.42%
Institutional Class	[1]	14.79%	8.07%	6.69%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	25.02%	14.53%	13.10%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[4],[5]	11.54%	7.40%	7.82%
[1]	The Fund’s investment adviser assumed certain expenses during the 10-year period; total returns would have been lower had these expenses not been assumed. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.
[4]	Unlike the Small Cap Fund, the S&P 500 Index and the Russell 2000 Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[5]	The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Impax Small Cap Fund | Equity Securities Risk
●

Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax Small Cap Fund | Market Risk
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Small Cap Fund | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Small Cap Fund | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

Impax Small Cap Fund | Growth Securities Risk
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Small Cap Fund | Value Securities Risk
●

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Small Cap Fund | Turnover Risk
●

Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax Small Cap Fund | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the Small Cap Fund.
Impax Small Cap Fund | Small- and Medium-Sized Capitalization Company Risk
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Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Small Cap Fund | Financial Services Sector Risk
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Financial Services Sector Risk Companies in the financial services sector are subject to the risk of regulatory change, decreased liquidity in credit markets, extensive governmental regulation, and unstable interest rates. Such companies may have concentrated portfolios, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses.

Impax US Sustainable Economy Fund
Impax US Sustainable Economy Fund (the “US Sustainable Economy Fund”) Summary of Key Information
Investment Objective
The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class, Investor Class or Class A shares of the US Sustainable Economy Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the US Sustainable Economy Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 156 of this Prospectus and under “Distribution—Sales Charge Reductions and Waivers” on page 144 in the Statement of Additional Information. Investors investing in the US Sustainable Economy Fund through an intermediary should consult Appendix A to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the US Sustainable Economy Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax US Sustainable Economy Fund	Institutional Class	Investor Class	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none	1.00%	[1]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax US Sustainable Economy Fund		Institutional Class	Investor Class	Class A
Management Fee	[1]	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Total Annual Fund Operating Expenses		0.62%	0.87%	0.87%
Contractual Reimbursements and waivers	[2]	(0.17%)	(0.17%)	(0.17%)
Net Annual Fund Operating Expenses		0.45%	0.70%	0.70%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.
[2]	The US Sustainable Economy Fund’s investment adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2026.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Investor Class or Class A shares of the US Sustainable Economy Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Investor Class or Class A shares of the US Sustainable Economy Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the US Sustainable Economy Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Impax US Sustainable Economy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	46	181	329	758
Investor Class	72	261	466	1,057
Class A	618	796	990	1,549

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the US Sustainable Economy Fund’s performance. During the US Sustainable Economy Fund’s most recent fiscal year, the US Sustainable Economy Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The US Sustainable Economy Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of Russell 1000 Index companies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization US equity securities. The Fund also may invest up to 20% of its assets in non-US issuers, including emerging market investments and American Depository Receipts (ADRs).

The Fund employs a systematic investment strategy that integrates proprietary and external tools and metrics in the portfolio construction process. The Fund incorporates the Impax Sustainability Lens, a tool utilized by the Adviser to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, enabling the investment team to construct a portfolio weighted towards companies that the Adviser believes present attractive opportunities and lower risks. The Fund may take significant positions in one or more sectors, including the information technology sector.

The Fund’s investment team also utilizes the Impax Systematic ESG Score, a fundamental, bottom-up score by the Adviser of a company’s ESG profile. The score emphasizes management of ESG-related risks, incorporates ESG trends (taking into account progress or regression in a company’s ESG profile) and takes into account any involvement by the company in significant ESG-related controversies.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

Prior to March 31, 2021, Impax US Sustainable Economy Fund was known as Pax ESG Beta Quality Fund and the strategy of the Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 31, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

The bar chart below presents the calendar year total returns for Investor Class shares of the US Sustainable Economy Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the US Sustainable Economy Fund by showing changes in the US Sustainable Economy Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 19.29%
Worst quarter: 1st quarter 2020, -20.55%

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class, Class A and Institutional Class shares of the US Sustainable Economy Fund. The performance table is intended to provide some indication of the risks of investment in the US Sustainable Economy Fund by showing how the US Sustainable Economy Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class Shares of the Fund. After-tax returns for Class A and Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Russell 1000 Index is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Average Annual Total Returns - Impax US Sustainable Economy Fund		1 Year	5 Years	10 Years
Investor Class	[1]	20.41%	12.52%	11.23%
Investor Class | After Taxes on Distributions	[1]	16.32%	9.97%	9.17%
Investor Class | After Taxes on Distributions and Sales	[1]	14.91%	9.68%	8.77%
Class A	[1],[2]	20.37%	12.51%	11.23%
Institutional Class	[1]	20.69%	12.78%	11.51%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	25.02%	14.53%	13.10%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[4],[5]	24.51%	14.28%	12.87%
[1]	The Fund’s investment adviser waived a portion of its management fee during all periods shown; total returns would have been lower had these expenses not been waived. For more recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.
[4]	Unlike the US Sustainable Economy Fund, the S&P 500 Index and the Russell 1000 Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[5]	The Russell 1000 Index measures the performance of the 1,000 largest US companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed US stocks.

Impax US Sustainable Economy Fund | Equity Securities Risk
●

Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax US Sustainable Economy Fund | Market Risk
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax US Sustainable Economy Fund | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax US Sustainable Economy Fund | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

Impax US Sustainable Economy Fund | Growth Securities Risk
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax US Sustainable Economy Fund | Value Securities Risk
●

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax US Sustainable Economy Fund | Turnover Risk
●

Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax US Sustainable Economy Fund | Emerging Markets Risk
●

Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax US Sustainable Economy Fund | Information Technology Sector Risk
●

Information Technology Sector Risk Prices of technology companies’ securities historically have been more volatile than those of many other securities, especially over the short term. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. Many technology companies have limited operating histories.

Impax US Sustainable Economy Fund | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the US Sustainable Economy Fund.
Impax Global Sustainable Infrastructure Fund
Impax Global Sustainable Infrastructure Fund (the “Global Sustainable Infrastructure Fund”) Summary of Key Information
Investment Objectives
The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class or Investor Class shares of the Global Sustainable Infrastructure Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax Global Sustainable Infrastructure Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax Global Sustainable Infrastructure Fund		Institutional Class	Investor Class
Management Fee	[1]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Annual Fund Operating Expenses		0.65%	0.90%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Global Sustainable Infrastructure Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Global Sustainable Infrastructure Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Sustainable Infrastructure Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Impax Global Sustainable Infrastructure Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	66	208	362	810
Investor Class	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Sustainable Infrastructure Fund’s performance. During the Global Sustainable Infrastructure Fund’s most recent fiscal year, the Global Sustainable Infrastructure Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Global Sustainable Infrastructure Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to provide infrastructure essential for the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of FTSE Global Infrastructure Opportunities Index companies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues (i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets. The Adviser defines “sustainable infrastructure” to mean infrastructure that conserves, enables or increases access to vital resources such as clean energy, water, food and agriculture, including resource and waste management, as well as other societal resources such as healthcare, education, finance, transportation, and data and communications that advance social well-being. From this sustainable infrastructure universe, the Fund’s Adviser selects portfolio companies for the Fund on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Adviser has determined are financially material. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

Under normal market conditions, the Fund will invest in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Fund will normally have investments in a minimum of three countries other than the United States. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the US dollar. The Fund may take significant positions in one or more sectors, including the industrials and utilities sectors. While the Fund is not limited to equity securities that pay dividends, the Adviser expects that the Fund’s portfolio will normally have a higher dividend yield than the broader equity market.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

Prior to December 15, 2023, the strategy of the Fund differed from its current strategy. Also, prior to March 31, 2021, Impax Global Sustainable Infrastructure Fund was known as Pax ESG Beta Dividend Fund and the strategy of the Fund differed from its then-current strategy. Accordingly, performance of the Fund for periods prior to December 15, 2023 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

The bar chart below presents the calendar year total returns for Institutional Class shares of the Global Sustainable Infrastructure Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Sustainable Infrastructure Fund by showing changes in the Sustainable Infrastructure Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 20.20%
Worst quarter: 1st quarter 2020, -20.06%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Global Sustainable Infrastructure Fund. The performance table is intended to provide some indication of the risks of investment in the Global Sustainable Infrastructure Fund by showing how the Global Sustainable Infrastructure Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, each over a one-year, five-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-

tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Effective July 24, 2024, the MSCI ACWI (Net) Index replaced the FTSE Global Infrastructure Opportunities Index as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The FTSE Global Infrastructure Opportunities Index is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Average Annual Total Returns - Impax Global Sustainable Infrastructure Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class	[1]	(1.30%)	4.16%	7.29%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions	[1]	(1.94%)	1.63%	5.32%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions and Sales	[1]	(0.50%)	3.23%	5.77%	Dec. 16, 2016
Investor Class	[1]	(1.56%)	3.91%	7.02%	Dec. 16, 2016
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	17.49%	10.06%	10.88%	Dec. 16, 2016
FTSE Global Infrastructure Opportunities Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	8.27%	5.19%	6.58%	Dec. 16, 2016
[1]	The Fund’s inception date is December 16, 2016. The Fund’s investment adviser waived a portion of its fee during all periods shown; total returns would have been lower had these fees not been waived. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	The MSCI AC World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown “net,” which includes dividend reinvestments after deduction of foreign withholding tax.
[3]	Unlike the Global Sustainable Infrastructure Fund, the MSCI AC World (Net) Index and the FTSE Global Infrastructure Opportunities Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	The FTSE Global Infrastructure Opportunities Index is designed to reflect the performance of infrastructure and infrastructure-related listed securities worldwide. Companies must derive a minimum of 20% of their revenue from either the core infrastructure activities or the infrastructure-related activities to be considered for index inclusion. The Index weights its constituents according to their investable market capitalization (after the application of free float and foreign ownership restrictions) in the index calculation. The FTSE Global Infrastructure Opportunities Index does not take account of ESG factors in its index construction.

Impax Global Sustainable Infrastructure Fund | Equity Securities Risk
●

Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax Global Sustainable Infrastructure Fund | Market Risk
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Global Sustainable Infrastructure Fund | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Global Sustainable Infrastructure Fund | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

Impax Global Sustainable Infrastructure Fund | Growth Securities Risk
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Global Sustainable Infrastructure Fund | Value Securities Risk
●

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Global Sustainable Infrastructure Fund | Turnover Risk
●

Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax Global Sustainable Infrastructure Fund | Emerging Markets Risk
●

Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax Global Sustainable Infrastructure Fund | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the Global Sustainable Infrastructure Fund.
Impax Global Sustainable Infrastructure Fund | Sector Risk
●

Sector Risk There is a risk that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund may take significant positions in the industrials and utilities sectors, the Fund’s performance largely depends on the general condition of each such sector. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues. Companies in the utilities sector could be affected by, among other things, government regulation, overall economic conditions and fuel prices.

Impax Global Opportunities Fund
Impax Global Opportunities Fund (the “Global Opportunities Fund”)
Investment Objective
The Global Opportunities Fund’s investment objective is to seek long term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class or Investor Class shares of the Global Opportunities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax Global Opportunities Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax Global Opportunities Fund		Institutional Class	Investor Class
Management Fee		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.28%	0.28%
Total Annual Fund Operating Expenses		1.08%	1.33%
Contractual Reimbursements and waivers	[1]	(0.10%)	(0.10%)
Net Annual Fund Operating Expenses		0.98%	1.23%
[1]	The Global Opportunities Fund’s investment adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and Acquired Fund Fees and Expenses, if any) allocable to Institutional Class and Investor Class shares of the Global Opportunities Fund to the extent such expenses exceed 0.98% and 1.23% of the average daily net assets of Institutional Class and Investor Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2026.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Global Opportunities Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Global Opportunities Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Opportunities Fund’s operating expenses remain the same throughout those periods. The amounts shown reflect the contractual reimbursement noted in the Annual Fund Operating Expenses table for the first year. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Impax Global Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	100	334	586	1,308
Investor Class	125	412	719	1,593

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Opportunities Fund’s performance. During the Global Opportunities Fund’s most recent fiscal year, the Global Opportunities Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Global Opportunities Fund follows a sustainable investing approach, investing in companies that the Sub-Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of MSCI ACWI Index companies.

The Fund utilizes the Impax Sustainability Lens, a proprietary tool designed to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, assisting the investment team in identifying companies that the Sub-Adviser believes present attractive opportunities and lower risks.

Under normal market conditions, the Global Opportunities Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that its Adviser or Sub-Adviser believe will benefit from the transition to a more sustainable global economy – the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well positioned to benefit from or avoid the risks associated with this transition.

Under normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Opportunities Fund will normally have investments in a minimum of three countries other than the United States. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the US dollar. The Adviser and Sub-Adviser currently expect that the Fund typically will hold between 35 and 45 securities positions.

The Global Opportunities Fund’s Sub-Adviser selects equity securities on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Sub-Adviser has determined are financially material. The Global Opportunities Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Opportunities Fund seeks to invest in companies with sustainable competitive advantages, track records of consistent returns on investment, and where the Fund’s Sub-Adviser believes a company’s attractive, bottom-up financial characteristics and long-term opportunities are not reflected in its share price.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

The bar chart below presents the calendar year total returns for Institutional Class shares of the Global Opportunities Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Opportunities Fund by showing changes in the Global Opportunities Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 19.57%
Worst quarter: 1st quarter 2020, -18.11%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Global Opportunities Fund. The performance table is intended to provide some indication of the risks of investment in the Global Opportunities Fund by showing how the Global Opportunities Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Impax Global Opportunities Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class	[1]	6.41%	7.96%	9.45%	Jun. 27, 2018
Institutional Class | After Taxes on Distributions	[1]	5.70%	7.58%	9.08%	Jun. 27, 2018
Institutional Class | After Taxes on Distributions and Sales	[1]	4.31%	6.26%	7.55%	Jun. 27, 2018
Investor Class	[1]	6.14%	7.69%	9.21%	Jun. 27, 2018
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	17.49%	10.06%	9.80%	Jun. 27, 2018
Lipper Global Multi-Cap Growth Funds Index	[3],[4]	16.85%	9.45%	9.38%	Jun. 27, 2018
[1]	The Fund’s inception date is June 27, 2018. The Fund’s investment adviser assumed certain expenses during each period shown; total returns would have been lower had these expenses not been assumed. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	The MSCI AC World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown “net,” which includes dividend reinvestments after deduction of foreign withholding tax.
[3]	Unlike the Global Opportunities Fund, the MSCI AC World (Net) Index and the Lipper Global Multi-Cap Growth Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	Lipper Global Multi-Cap Growth Funds Index tracks the results of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) above 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. One cannot invest directly in an index.

Impax Global Opportunities Fund | Equity Securities Risk
●

Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax Global Opportunities Fund | Market Risk
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Global Opportunities Fund | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Global Opportunities Fund | Focused Portfolio Risk
●

Focused Portfolio Risk To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Impax Global Opportunities Fund | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

Impax Global Opportunities Fund | Growth Securities Risk
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Global Opportunities Fund | Value Securities Risk
●

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Global Opportunities Fund | Turnover Risk
●

Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax Global Opportunities Fund | Emerging Markets Risk
●

Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax Global Opportunities Fund | Information Technology Sector Risk
●

Information Technology Sector Risk Prices of technology companies’ securities historically have been more volatile than those of many other securities, especially over the short term. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. Many technology companies have limited operating histories.

Impax Global Opportunities Fund | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the Global Opportunities Fund.
Impax Global Opportunities Fund | Small- and Medium-Sized Capitalization Company Risk
●

Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Global Opportunities Fund | Financial Services Sector Risk
●

Financial Services Sector Risk Companies in the financial services sector are subject to the risk of regulatory change, decreased liquidity in credit markets, extensive governmental regulation, and unstable interest rates. Such companies may have concentrated portfolios, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses.

Impax Global Opportunities Fund | Currency Risk
●	Currency Risk The US dollar value of your investment in the Fund may go down if the value of the local currency of the non-US markets in which the Fund invests depreciates against the US dollar.

Impax Global Opportunities Fund | Healthcare Sector Risk
●

Healthcare Sector Risk The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.

Impax Global Environmental Markets Fund
Impax Global Environmental Markets Fund (the “Global Environmental Markets Fund”)
Investment Objective

The Global Environmental Markets Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture.

Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class, Investor Class or Class A shares of the Global Environmental Markets Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Global Environmental Markets Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 156 of this Prospectus and under “Distribution—Sales Charge Reductions and Waivers” on page 144 in the Statement of Additional Information. Investors investing in the Global Environmental Markets Fund through an intermediary should consult Appendix A to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Global Environmental Markets Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax Global Environmental Markets Fund	Institutional Class	Investor Class	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none	1.00%	[1]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax Global Environmental Markets Fund	Institutional Class	Investor Class	Class A
Management Fee	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.25%
Other Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.89%	1.14%	1.14%

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Investor Class or Class A shares of the Global Environmental Markets Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Investor Class or Class A shares of the Global Environmental Markets Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Environmental Markets Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Impax Global Environmental Markets Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	91	284	493	1,096
Investor Class	116	362	628	1,386
Class A	660	892	1,143	1,860

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Environmental Markets Fund’s performance. During the Global Environmental Markets Fund’s most recent fiscal year, the Global Environmental Markets Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Global Environmental Markets Fund follows a sustainable investing approach, investing in companies that the Sub-Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of MSCI ACWI Index companies.

Under normal market conditions, the Global Environmental Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture.

Under normal market conditions, the Global Environmental Markets Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Environmental Markets Fund will normally have investments in a minimum of three countries other than the United States. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the US dollar.

The Global Environmental Markets Fund’s Sub-Adviser selects equity securities on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Sub-Adviser has determined are financially material. The Global Environmental Markets Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Environmental Markets Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and countries improve their environmental performance, and seeks to avoid investing in companies with significant environmental problems or worsening environmental profiles.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

The bar chart below presents the calendar year total returns for Investor Class shares of the Global Environmental Markets Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Environmental Markets Fund by showing changes in the Global Environmental Markets Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 21.90%
Worst quarter: 1st quarter 2020, -21.54%

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class, Class A and Institutional Class shares of the Global Environmental Markets Fund. The performance table is intended to provide some indication of the risks of investment in the Global Environmental Markets Fund by showing how the Global Environmental Markets Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, as well as a performance average of other similar mutual funds, over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Class A and Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Impax Global Environmental Markets Fund		1 Year	5 Years	10 Years
Investor Class	[1]	4.87%	7.71%	8.14%
Investor Class | After Taxes on Distributions	[1]	3.75%	7.30%	7.70%
Investor Class | After Taxes on Distributions and Sales	[1]	3.70%	6.06%	6.56%
Class A	[1],[2]	4.84%	7.70%	8.14%
Institutional Class	[1]	5.12%	7.97%	8.41%
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	17.49%	10.06%	9.23%
Lipper Global Multi-Cap Core Funds Index	[3],[5]	11.96%	8.31%	8.10%
[1]	The Fund’s investment adviser assumed certain expenses during the 10-year period; total returns would have been lower had these expenses not been assumed. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	Unlike the Global Environmental Markets Fund, the MSCI ACWI (Net) Index, and the Lipper Global Multi-Cap Core Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	The MSCI ACWI (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown “net,” which includes dividend reinvestments after deduction of foreign withholding tax.
[5]	The Lipper Global Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Global Multi-Cap Core Funds Index Average. The Global Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that track the results of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have characteristics (i.e., price-to-earnings ratio, price-to-book ratio) that resemble the “average” of the common stocks of the MSCI World Index. The Lipper Global Multi-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator. The Lipper Global Multi-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.

Impax Global Environmental Markets Fund | Market Risk
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Global Environmental Markets Fund | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Global Environmental Markets Fund | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

Impax Global Environmental Markets Fund | Growth Securities Risk
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Global Environmental Markets Fund | Value Securities Risk
●

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Global Environmental Markets Fund | Turnover Risk
●

Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax Global Environmental Markets Fund | Emerging Markets Risk
●

Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax Global Environmental Markets Fund | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the Global Environmental Markets Fund.
Impax Global Environmental Markets Fund | Small- and Medium-Sized Capitalization Company Risk
●

Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Global Environmental Markets Fund | Currency Risk
●	Currency Risk The US dollar value of your investment in the Fund may go down if the value of the local currency of the non-US markets in which the Fund invests depreciates against the US dollar.

Impax Global Environmental Markets Fund | Focused Investment Risk
●

Focused Investment Risk Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries), including the energy efficiency and water and infrastructure sectors, increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or sector.

IMPAX GLOBAL SOCIAL LEADERS FUND
Impax Global Social Leaders Fund (the “Global Social Leaders Fund”) Summary of Key Information
Investment Objective
The Global Social Leaders Fund’s investment objective is to seek long term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class or Investor Class shares of the Global Social Leaders Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - IMPAX GLOBAL SOCIAL LEADERS FUND	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - IMPAX GLOBAL SOCIAL LEADERS FUND		Institutional Class	Investor Class
Management Fee		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		14.55%	14.55%
Total Annual Fund Operating Expenses		15.35%	15.60%
Contractual Reimbursements and waivers	[1]	(14.37%)	(14.37%)
Net Annual Fund Operating Expenses		0.98%	1.23%
[1]	The Global Social Leaders Fund’s investment adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and Acquired Fund Fees and Expenses, if any) allocable to Institutional Class and Investor Class shares of the Fund to the extent such expenses exceed 0.98% and 1.23% of the average daily net assets of Institutional Class and Investor Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2027.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Global Social Leaders Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same throughout those periods. The amounts shown reflect the contractual reimbursement noted in the Annual Fund Operating Expenses table for the first year. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - IMPAX GLOBAL SOCIAL LEADERS FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Institutional Class	100	312
Investor Class	125	390

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. During the Global Social Leaders Fund’s most recent fiscal year, the Global Social Leaders Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Global Social Leaders Fund seeks to invest in companies around the world whose products or services address societal challenges, including meeting basic needs, broadening economic participation and improving quality of life, and that demonstrate positive behaviors through policies and programs that foster diverse, inclusive and equitable workplace cultures. From this universe, the Sub-Adviser selects portfolio companies for the Fund that it determines are best positioned to deliver long-term growth of capital.

The Global Social Leaders Fund follows a sustainable investing approach, investing in companies that the Sub-Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating environmental, social and governance (“ESG”) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of MSCI ACWI Index companies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Fund’s Sub-Adviser has determined are “social leaders.” To identify social leaders, the Fund’s Sub-Adviser identifies a universe of companies that it has determined (1) derive significant revenues (i.e., at least 20% of revenues) from “social markets,” meaning products or services that address societal challenges, including meeting basic needs, such as food, water, and shelter, or essential services, such as transportation and utilities; broadening economic participation by enabling access to education, jobs, financial services and/or digital services; or improving quality of life through accessible and affordable health care and wellness; and (2) also demonstrate positive behaviors through policies and programs that foster diverse, inclusive and equitable workplace cultures. From this universe, the Fund’s Sub-Adviser selects portfolio companies for the Fund that it determines to be social leaders on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Sub-Adviser has determined are financially material. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

Under normal market conditions, the Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Fund will normally have investments in a minimum of three countries other than the United States. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the US dollar.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

The bar chart below presents the calendar year total returns for Institutional Class shares of the Global Social Leaders Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Social Leaders Fund by showing changes in the Global Social Leaders Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 3rd quarter 2024, 10.68%
Worst quarter: 4th quarter 2024, -5.94%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Global Social Leaders Fund. The performance table is intended to provide some indication of the risks of investment in the Global Social Leaders Fund by showing how the Global Social Leaders Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, as well as a performance average of other similar mutual funds, each over a one-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - IMPAX GLOBAL SOCIAL LEADERS FUND		1 Year	Since Inception	Inception Date
Institutional Class	[1]	8.88%	13.55%	Nov. 30, 2023
Institutional Class | After Taxes on Distributions	[1]	7.87%	12.56%	Nov. 30, 2023
Institutional Class | After Taxes on Distributions and Sales	[1]	5.59%	10.10%	Nov. 30, 2023
Investor Class	[1]	8.61%	13.19%	Nov. 30, 2023
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	17.49%	21.18%	Nov. 30, 2023
Lipper Global Multi-Cap Growth Funds Index	[3],[4]	16.85%	22.13%	Nov. 30, 2023
[1]	The Fund’s inception date is November 30, 2023. The Fund’s investment adviser assumed certain expenses during each period shown; total returns would have been lower had these expenses not been assumed. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	The MSCI AC World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown “net,” which includes dividend reinvestments after deduction of foreign withholding tax.
[3]	Unlike the Global Social Leaders Fund, the MSCI AC World (Net) Index and the Lipper Global Multi-Cap Growth Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	Lipper Global Multi-Cap Growth Funds Index tracks the results of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) above 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. One cannot invest directly in an index.

IMPAX GLOBAL SOCIAL LEADERS FUND | Equity Securities Risk
●

Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

IMPAX GLOBAL SOCIAL LEADERS FUND | Market Risk
●	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

IMPAX GLOBAL SOCIAL LEADERS FUND | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

IMPAX GLOBAL SOCIAL LEADERS FUND | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

IMPAX GLOBAL SOCIAL LEADERS FUND | Growth Securities Risk
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

IMPAX GLOBAL SOCIAL LEADERS FUND | Value Securities Risk
●

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

IMPAX GLOBAL SOCIAL LEADERS FUND | Turnover Risk
●

Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

IMPAX GLOBAL SOCIAL LEADERS FUND | Emerging Markets Risk
●

Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

IMPAX GLOBAL SOCIAL LEADERS FUND | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the Global Social Leaders Fund.
IMPAX GLOBAL SOCIAL LEADERS FUND | Small- and Medium-Sized Capitalization Company Risk
●

Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

IMPAX GLOBAL SOCIAL LEADERS FUND | Currency Risk
●	Currency Risk The US dollar value of your investment in the Fund may go down if the value of the local currency of the non-US markets in which the Fund invests depreciates against the US dollar.

IMPAX GLOBAL SOCIAL LEADERS FUND | Focused Investment Risk
●

Focused Investment Risk Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries), including the energy efficiency and water and infrastructure sectors, increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or sector.

IMPAX GLOBAL SOCIAL LEADERS FUND | Limited Operating History Risk
●	Limited Operating History Risk The Fund has a limited operating history and may not achieve significant scale.

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND
Impax Ellevate Global Women’s Leadership Fund (the “Global Women’s Fund”) Summary of Key Information
Investment Objective
The Global Women’s Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class or Investor Class shares of the Global Women’s Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND		Institutional Class	Investor Class
Management Fee	[1]	0.52%	0.52%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Annual Fund Operating Expenses		0.52%	0.77%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Global Women’s Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Global Women’s Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Women’s Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	53	167	291	653
Investor Class	79	246	428	954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Women’s Fund’s performance. During the Global Women’s Fund’s most recent fiscal year, the Global Women’s Fund’s portfolio turnover rate was 63% of the average value of the portfolio.

Principal Investment Strategies

The Global Women’s Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating environmental, social and governance (“ESG”) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of MSCI World Index companies.

The Global Women’s Fund seeks to construct a universe of companies around the world that advance and empower women through gender diversity on boards and in senior management, and that promote gender equity in the workplace through policies and practices focused on advancing gender diversity, inclusion and equity. From this universe, the Adviser selects portfolio companies for the Fund using a systematic process that strives to weight the portfolio toward companies with strong gender diversity and leadership while maintaining desired risk characteristics.

Under normal market conditions, the Global Women’s Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that the Adviser has determined are “global women’s leaders.” To identify these companies, the Adviser constructs an investment universe by (1) ranking companies in developed markets that meet a minimum market cap threshold of $8 billion as of the date of this Prospectus according to the Adviser’s proprietary gender leadership score; (2) excluding companies ranking in the bottom 50% based on gender leadership scores; (3) excluding companies that fail to meet certain ESG or sustainability criteria; and (4) applying quantitative screens consisting of valuation and quality metrics. The Adviser’s gender leadership score measures a company’s gender diversity on its board and in senior management as well as a company’s policies and practices focused on advancing gender diversity, inclusion and equity in the workplace.

From this universe, the Adviser employs a systematic investment approach to select a portfolio of approximately 100 – 150 companies that the Adviser determines to be “global women’s leaders.” At least 80% of the Fund’s portfolio weight will be comprised of companies that rank in the top 25% of the investment universe, as ranked by the Adviser’s gender leadership score. The Fund may own securities in the second quartile of the investment universe according to the gender leadership score if, through its systematic investment process, those companies are determined by the Adviser to meet its ESG or sustainability criteria, as well as valuation and quality metrics.

Under normal market conditions, the Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women’s Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States. The Fund’s investments in securities of non-US issuers may include American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts and generally will be diversified across multiple countries or geographic regions. The Fund’s investments in securities of non-U.S. issuers also may be denominated in currencies other than the US dollar. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

Prior to March 28, 2024, the strategy of the Global Women’s Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 28, 2024 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

The bar chart below presents the calendar year total returns for Investor Class shares of the Global Women’s Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Women’s Fund by showing changes in the Global Women’s Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 19.75%
Worst quarter: 1st quarter 2020, -21.26%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Global Women’s Fund. The performance table is intended to provide some indication of the risk of investing in the Global Women’s Fund by showing how the Global Women’s Fund’s average annual total returns compare with the returns of a broad-based securities market index, as well as a performance average of other similar mutual funds, over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Global Women’s Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND		1 Year	5 Years	10 Years
Investor Class	[1]	12.08%	7.14%	7.98%
Investor Class | After Taxes on Distributions	[1]	9.73%	6.33%	7.21%
Investor Class | After Taxes on Distributions and Sales	[1]	8.81%	5.55%	6.36%
Institutional Class	[1]	12.35%	7.40%	8.25%
MSCI World (Net) Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	18.67%	11.17%	9.95%
Lipper Global Multi-Cap Core Funds Index	[3],[4]	11.96%	8.31%	8.10%
[1]	For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	The MSCI World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown “net,” which includes dividend reinvestments after deduction of foreign withholding taxes.
[3]	Unlike the Global Women’s Fund, the MSCI World (Net) Index and the Lipper Global Multi-Cap Core Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in an index.
[4]	The Lipper Global Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Global Multi-Cap Core Funds Index Average. The Global Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that track the results of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have characteristics (i.e., price-to-earnings ratio, price-to-book ratio) that resemble the “average” of the common stocks of the MSCI World Index. The Lipper Global Multi-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator. The Lipper Global Multi-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND | Equity Securities Risk
●

Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND | Market Risk
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND | Growth Securities Risk
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND | Value Securities Risk
●

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND | Risk Lose Money [Member]
As with all mutual funds, you may lose money by investing in the Global Women’s Fund.
IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND | Currency Risk
●	Currency Risk The US dollar value of your investment in the Fund may go down if the value of the local currency of the non-US markets in which the Fund invests depreciates against the US dollar.

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND | Small- and Medium-Sized Company Risk
●

Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND | Issuer Risk
●	Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.

Impax International Sustainable Economy Fund
Impax International Sustainable Economy Fund (the “International Sustainable Economy Fund”) Summary of Key Information
Investment Objective
The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class or Investor shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax International Sustainable Economy Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax International Sustainable Economy Fund		Institutional Class	Investor Class
Management Fee	[1]	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Annual Fund Operating Expenses		0.45%	0.70%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Impax International Sustainable Economy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	46	144	252	567
Investor Class	72	224	390	871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. During the International Sustainable Economy Fund’s most recent fiscal year, the International Sustainable Economy Fund’s portfolio turnover rate was 46% of the average value of the portfolio.

Principal Investment Strategies

The International Sustainable Economy Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of MSCI EAFE Index companies.

Under normal market conditions, the Fund invests more than 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization equity securities in non-US developed markets, including American Depository Receipts, Global Depository Receipts and Euro Depository Receipts. The Fund may take significant positions in one or more non-US developed markets, including the Asia and Pacific region and the European Union. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the U.S. dollar.

The Fund employs a systematic investment strategy that integrates proprietary and external tools and metrics in the portfolio construction process. The Fund incorporates the Impax Sustainability Lens, a tool utilized by the Adviser to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-

industries with transition tailwinds and headwinds, enabling the investment team to construct a portfolio weighted towards companies that the Adviser believes present attractive opportunities and lower risks.

The Fund’s investment team also utilizes the Impax Systematic ESG Score, a fundamental, bottom-up score by the Adviser of a company’s ESG profile. The score emphasizes management of ESG-related risks, incorporates ESG trends (taking into account progress or regression in a company’s ESG profile) and takes into account any involvement by the company in significant ESG-related controversies.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

Prior to March 31, 2021, Impax International Sustainable Economy Fund was known as Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Index Fund”) and the strategy of the Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 31, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

The bar chart below presents the calendar year total returns for Institutional Class shares of the International Sustainable Economy Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Sustainable Economy Fund by showing changes in the International Sustainable Economy Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 4th quarter 2022, 17.98%
Worst quarter: 1st quarter 2020, -21.20%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Fund. The performance table is intended to provide some indication of the risk of investing in the Fund by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, as well as a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Institutional Class Shares of the Fund. After-tax returns for Investor Class shares would be lower. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Impax International Sustainable Economy Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	5.04%	4.87%	5.25%
Institutional Class | After Taxes on Distributions	[1]	4.21%	4.28%	4.74%
Institutional Class | After Taxes on Distributions and Sales	[1]	3.62%	3.90%	4.27%
Investor Class	[1],[2]	4.87%	4.61%	4.99%
MSCI EAFE (Net) Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	3.82%	4.73%	5.20%
MSCI EAFE ESG Leaders (Net) Index	[4],[5]	2.25%	4.37%	5.26%
Lipper International Large-Cap Core Funds Index	[4],[6]	4.18%	4.41%	4.66%
[1]	The Fund’s inception date is January 27, 2011. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	Inception of Investor Class shares is March 31, 2014. These returns have been adjusted to reflect the expenses allocable to Investor Class shares.
[3]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	Unlike the International Sustainable Economy Fund, the MSCI EAFE Index, the MSCI EAFE ESG Leaders Index, and the Lipper International Large-Cap Core Funds Index are not investments and are not professionally managed. One cannot invest directly in any index.
[5]	The MSCI EAFE ESG Leaders Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest).
[6]	The Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-US BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator. The Lipper International Large-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.

Impax International Sustainable Economy Fund | Equity Securities Risk
●

Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax International Sustainable Economy Fund | Market Risk
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax International Sustainable Economy Fund | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and

Impax International Sustainable Economy Fund | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

Impax International Sustainable Economy Fund | Turnover Risk
●

Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax International Sustainable Economy Fund | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the International Sustainable Economy Fund.
Impax International Sustainable Economy Fund | Currency Risk
●	Currency Risk The US dollar value of your investment in the Fund may go down if the value of the local currency of the non-US markets in which the Fund invests depreciates against the US dollar.

Impax International Sustainable Economy Fund | Issuer Risk
●	Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.

Impax International Sustainable Economy Fund | Asian/Pacific Investment Risk
●

Asian/Pacific Investment Risk Certain Asia and Pacific region economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Asia and Pacific region economies generally are dependent on the economies of Europe and the United States, especially with respect to agricultural products and natural resources. Political and social instability, deteriorating economic conditions, natural disasters and the spread of infectious disease may result in significant downturns and increased volatility in many Asia and Pacific region economies.

Impax International Sustainable Economy Fund | European Investment Risk
●

European Investment Risk The United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020 (commonly referred to as “Brexit”). During an 11-month transition period, the UK and the EU agreed to a Trade and Cooperation Agreement which sets out the agreement for certain parts of the future relationship between the EU and the UK from January 1, 2021. The Trade and Cooperation Agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as the UK previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services which is yet to be agreed. Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU. In addition, from January 1, 2021, EU laws ceased to apply in the UK, and the UK government has since enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that were initially retained, with a view to those laws being replaced by domestic legislation. It is impossible to predict the consequences of these amendments on the Fund. Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty.

Impax International Sustainable Economy Fund | Medium-Sized Company Risk
●

Medium-Sized Company Risk Securities of medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Core Bond Fund
Impax Core Bond Fund (the “Core Bond Fund”) Summary of Key Information
Investment Objective
The Core Bond Fund’s investment objective is to seek income and conservation of principal.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class or Investor Class shares of the Core Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax Core Bond Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax Core Bond Fund	Institutional Class	Investor Class
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.46%	0.71%

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Core Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Core Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Core Bond Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Impax Core Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	47	148	258	579
Investor Class	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Core Bond Fund’s performance. During the Core Bond Fund’s most recent fiscal year, the Core Bond Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Core Bond Fund follows a sustainable investing approach, investing in companies and issuers that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of Bloomberg US Aggregate Bond Index companies.

Under normal market conditions, the Core Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality. The Fund also may have a small allocation of high yield bonds, also commonly known as “junk bonds” (rated BB+ or lower by Standard & Poor’s Ratings Group or Ba1 or lower by Moody’s Investors Service or unrated and determined by the Adviser to be of comparable quality). Although the Fund is not constrained with respect to duration, it seeks to maintain an average duration within .50 years of the duration of the Bloomberg US Aggregate Bond Index, which had a duration of 6.08 years as of December 31, 2024.

In determining which securities to buy for the Core Bond Fund, the portfolio manager seeks to determine the most attractive asset class and establish if each security’s return is appropriate for its level of risk. In making these determinations, the portfolio manager generally performs a relative value analysis at the asset class level.

The Core Bond Fund may invest up to 45% of its assets in securities of non-US issuers, including emerging market investments.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

The bar chart below presents the calendar year total returns for Institutional Class shares of the Core Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Core Bond Fund by showing changes in the Core Bond Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 4th quarter 2023, 6.52%
Worst quarter: 1st quarter 2022, -5.73%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Core Bond Fund. The performance table is intended to provide some indication of the risks of investment in the Core Bond Fund by showing how the Core Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, as well as a performance average of other similar mutual funds, each over a one-year, five-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Impax Core Bond Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class	[1]	1.46%	(0.28%)	1.25%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions	[1]	(0.07%)	(1.51%)	0.08%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions and Sales	[1]	0.86%	(0.69%)	0.49%	Dec. 16, 2016
Investor Class	[1],[2]	1.33%	(0.51%)	1.01%	Dec. 16, 2016
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	1.25%	(0.33%)	1.29%	Dec. 16, 2016
Lipper Core Bond Funds Index	[3],[4]	1.90%	0.13%	1.75%	Dec. 16, 2016
[1]	The Fund’s inception date is December 16, 2016. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.
[3]	Unlike the Core Bond Fund, the Bloomberg US Aggregate Bond Index and the Lipper Core Bond Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	Lipper Core Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Core Bond Index Funds Average. The Lipper Core Bond Index Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The Lipper Core Bond Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator. The Lipper Core Bond Funds Index reflects deductions for fees and expenses of the constituent funds.

Impax Core Bond Fund | Market Risk
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Core Bond Fund | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Core Bond Fund | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

Impax Core Bond Fund | Turnover Risk
●

Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance. As with all mutual funds, investors may lose money by investing in the Core Bond Fund.

Impax Core Bond Fund | Emerging Markets Risk
●

Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax Core Bond Fund | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the Core Bond Fund.
Impax Core Bond Fund | Interest Rate Risk
●

Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. An increase in interest rates could decrease the price of debt securities held by the Fund and negatively impact its performance. For example, if a debt security has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the security.

Impax Core Bond Fund | Liquidity Risk
●

Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. Liquidity risk also may refer to the risk that the Fund could not meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund.

Impax Core Bond Fund | Credit Risk
●

Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

Impax Core Bond Fund | US Government Securities Risk
●	US Government Securities Risk US government securities that are not issued or guaranteed by the US Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

Impax Core Bond Fund | Mortgage Risk
●

Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

Impax Core Bond Fund | Reinvestment Risk
●

Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

Impax Core Bond Fund | High Yield Securities Risk
●

High Yield Securities Risk High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.

Impax High Yield Bond Fund
Impax High Yield Bond Fund (the “High Yield Bond Fund”) Summary of Key Information
Investment Objectives
The High Yield Bond Fund’s primary investment objective is to seek high current income.
As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class, Investor Class or Class A shares of the High Yield Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Yield Bond Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 156 of this Prospectus and under “Distribution—Sales Charge Reductions and Waivers” on page 144 in the Statement of Additional Information. Investors investing in the High Yield Bond Fund through an intermediary should consult Appendix A to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Yield Bond Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax High Yield Bond Fund		Institutional Class	Investor Class	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)		none	none	4.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)		none	none	1.00%	[1]
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	[2]	2.00%	2.00%	2.00%
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”
[2]	The redemption fee may apply to shares that are redeemed or exchanged within 30 days of purchase (including through exchanges). Redemption fees are paid to and retained by the High Yield Bond Fund and are not sales charges (loads). See “Shareholder Guide – How to Sell Shares – Redemption Fee” below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax High Yield Bond Fund	Institutional Class	Investor Class	Class A
Management Fee	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.25%
Other Expenses	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.68%	0.93%	0.93%

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Investor Class or Class A shares of the High Yield Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Investor Class or Class A shares of the High Yield Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the High Yield Bond Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Impax High Yield Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	69	218	379	847
Investor Class	95	296	515	1,143
Class A	541	733	942	1,542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the High Yield Bond Fund’s performance. During the High Yield Bond Fund’s most recent fiscal year, the High Yield Bond Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The High Yield Bond Fund follows a sustainable investing approach, investing in companies and issuers that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of ICE BofA Merrill Lynch US High Yield-Cash Pay-BB-B (Constrained 2%) Index companies.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds.” The Fund may invest in securities of any maturity. The High Yield Bond Fund may, on a short-term basis pending longer term investment, invest in exchange traded funds that invest primarily in high-yield securities. The High Yield Bond Fund treats these short-term investments as high-yield, fixed income securities for purposes of its 80% policy.

In determining which securities to buy for the High Yield Bond Fund, the portfolio managers seek to establish if each security’s return is appropriate for its level of risk.

In making this determination, the portfolio managers generally perform fundamental credit analysis. The High Yield Bond Fund may invest up to 40% of its assets in securities of non-US issuers, including investments in emerging markets.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

The bar chart below presents the calendar year total returns for Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 8.66%
Worst quarter: 2nd quarter 2022, -10.70%

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class, Class A and Institutional Class shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares for the Fund. After-tax returns for Class A and Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Effective July 24, 2024, the Bloomberg US Aggregate Bond Index replaced the ICE BofA Merrill Lynch US High Yield-Cash Pay-BB-B (Constrained 2%) Index as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The ICE BofA Merrill Lynch US High Yield-Cash Pay-BB-B (Constrained 2%) Index is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Average Annual Total Returns - Impax High Yield Bond Fund		1 Year	5 Years	10 Years
Investor Class		6.06%	2.64%	3.70%
Investor Class | After Taxes on Distributions		3.69%	0.59%	1.51%
Investor Class | After Taxes on Distributions and Sales		3.55%	1.12%	1.84%
Class A	[1]	6.06%	2.64%	3.70%
Institutional Class		6.33%	2.91%	3.95%
Bloomberg US Aggregate Bond Index	[2],[3]	1.25%	(0.33%)	1.35%
ICE BofA Merrill Lynch US High Yield-Cash Pay-BB-B (Constrained 2%) Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	6.83%	3.63%	4.86%
[1]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.
[3]	Unlike the High Yield Bond Fund, the Bloomberg US Aggregate Bond Index and the ICE BofA Merrill Lynch US High Yield—Cash Pay—BB-B (Constrained 2%) Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	The ICE BofA Merrill Lynch US High Yield—Cash Pay—BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%.

Impax High Yield Bond Fund | Market Risk
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Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax High Yield Bond Fund | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax High Yield Bond Fund | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

Impax High Yield Bond Fund | Turnover Risk
●

Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax High Yield Bond Fund | Emerging Markets Risk
●

Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax High Yield Bond Fund | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.
Impax High Yield Bond Fund | Small- and Medium-Sized Capitalization Company Risk
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Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax High Yield Bond Fund | Interest Rate Risk
●

Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. An increase in interest rates could decrease the price of debt securities held by the Fund and negatively impact its performance. For example, if a debt security has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the security.

Impax High Yield Bond Fund | Liquidity Risk
●

Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. Liquidity risk also may refer to the risk that the Fund could not meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund.

Impax High Yield Bond Fund | Credit Risk
●

Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

Impax High Yield Bond Fund | Reinvestment Risk
●

Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

Impax High Yield Bond Fund | High Yield Securities Risk
●

High Yield Securities Risk High-yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.

Impax Sustainable Allocation Fund
Impax Sustainable Allocation Fund (the “Sustainable Allocation Fund”) Summary of Key Information
Investment Objectives
The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal.
As a secondary investment objective, the Sustainable Allocation Fund seeks long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class or Investor Class shares of the Sustainable Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax Sustainable Allocation Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax Sustainable Allocation Fund		Institutional Class	Investor Class
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees		none	0.25%
Acquired Fund Fees and Expenses	[2]	0.63%	0.63%
Total Annual Fund Operating Expenses		0.68%	0.93%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.
[2]	Acquired Fund Fees and Expenses (“AFFEs”) represent expenses indirectly borne by the Fund through its investment in other investment companies.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Sustainable Allocation Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Sustainable Allocation Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Sustainable Allocation Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Impax Sustainable Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	69	218	379	847
Investor Class	95	296	515	1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Sustainable Allocation Fund’s performance. During the Sustainable Allocation Fund’s most recent fiscal year, the Sustainable Allocation Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Sustainable Allocation Fund follows a sustainable investing approach, using a multi-asset allocation process to invest in underlying Impax funds which in turn invest in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrate environmental, social and governance (ESG) analysis into portfolio construction and manage portfolios within certain risk parameters (e.g., sector and regional exposure) relative to the underlying funds’ benchmark indices.

The Sustainable Allocation Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives. The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. Under normal market conditions, the Sustainable Allocation Fund expects to invest (indirectly through the use of Underlying Funds) approximately 50–75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25–50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

The Sustainable Allocation Fund’s multi-asset ESG strategy is designed to achieve lower volatility by combining complementary investment approaches. Allocation of assets among Underlying Funds is based on such factors as prudent diversification principles, the Adviser’s general market outlooks (both domestic and global), historical performance, valuations and other economic factors. The Adviser may periodically adjust asset allocations to favor those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund’s investment objective. The Adviser may periodically adjust the Fund’s asset allocations at any time without notice to shareholders and without shareholder approval.

With respect to the fixed income portion of the portfolio, the Sustainable Allocation Fund may, through Underlying Funds, be indirectly invested in (i) securities issued by the US government, its agencies and instrumentalities, (ii) corporate bonds and asset-backed securities of all types (including mortgage-backed securities), and (iii) securities of foreign issuers. The Fund may indirectly hold fixed income securities of any rating, including junk bonds (e.g., securities rated lower than BBB- by Standard & Poor’s Ratings Group or Baa3 by Moody’s Investors Service or unrated securities of comparable quality as determined by the Adviser), though it is not currently anticipated that the Fund will indirectly hold more than 20% of its assets in junk bonds. The Fund may invest in securities of any maturity. The Underlying Funds to be utilized for the fixed income portion of the Fund may include, but are not limited to, Impax Core Bond Fund and Impax High Yield Bond Fund.

With respect to the equity portion of its investment portfolio, the Fund may, through Underlying Funds, be indirectly invested in securities of companies with any market capitalization. The Underlying Funds to be utilized for the equity portion of the Fund may include, but are not limited to, Impax Large Cap Fund, Impax Small Cap Fund, Impax Global Sustainable Infrastructure Fund, Impax Global Opportunities Fund, Impax Global Environmental Markets Fund, Impax Ellevate Global Women’s Leadership Fund and Impax International Sustainable Economy Fund.

The Sustainable Allocation Fund’s portfolio managers use both qualitative analysis and quantitative techniques when allocating the Sustainable Allocation Fund’s assets between equity securities and debt securities.

The Sustainable Allocation Fund may, through Underlying Funds, indirectly invest up to 45% of its assets in securities of non-US issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may indirectly invest no more than 25% of its assets in securities of non-US issuers other than ADRs.

The Sustainable Allocation Fund may also, for cash management purposes, invest in unaffiliated exchange-traded funds (“ETFs”) pending reinvestment of such assets in Underlying Funds.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Principal Risks
Performance Information

The bar chart below presents the calendar year total returns for Investor Class shares of the Sustainable Allocation Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Sustainable Allocation Fund by showing changes in the Sustainable Allocation Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 12.96%
Worst quarter: 1st quarter 2020, -10.79%

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class and Institutional Class shares of the Sustainable Allocation Fund. The performance table is intended to provide some indication of the risks of investment in the Sustainable Allocation Fund by showing how the Sustainable Allocation Fund’s average annual total returns compare with the returns of a broad-based securities market index, a performance average of other similar mutual funds, and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Impax Sustainable Allocation Fund		1 Year	5 Years	10 Years
Investor Class	[1]	7.50%	6.38%	6.52%
Investor Class | After Taxes on Distributions	[1]	6.37%	5.27%	5.14%
Investor Class | After Taxes on Distributions and Sales	[1]	4.89%	4.84%	4.92%
Institutional Class	[1]	7.78%	6.64%	6.79%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	25.02%	14.53%	13.10%
Blended Index (reflects no deduction for fees, expenses or taxes)	[3],[4],[5]	15.04%	8.67%	8.52%
Morningstar Moderate Allocation	[3],[6]	11.32%	6.69%	6.31%
[1]	For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729
[2]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.
[3]	Unlike the Sustainable Allocation Fund, the S&P 500 Index, the Bloomberg US Aggregate Bond Index and the Morningstar Moderate Allocation are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	The Blended Index is composed of 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index.
[5]	The Bloomberg US Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.
[6]	Morningstar Allocation – 50% to 70% Equity seeks to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash.

Impax Sustainable Allocation Fund | Equity Securities Risk
●

Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax Sustainable Allocation Fund | Market Risk
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Sustainable Allocation Fund | Non-US Securities Risk
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Sustainable Allocation Fund | Management Risk
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s ESG profile.

Impax Sustainable Allocation Fund | Value Securities Risk
●

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Sustainable Allocation Fund | Risk Lose Money [Member]
As with all mutual funds, investors may lose money by investing in the Sustainable Allocation Fund.
Impax Sustainable Allocation Fund | Small- and Medium-Sized Capitalization Company Risk
●

Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Sustainable Allocation Fund | Interest Rate Risk
●

Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. An increase in interest rates could decrease the price of debt securities held by the Fund and negatively impact its performance. For example, if a debt security has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the security.

Impax Sustainable Allocation Fund | Liquidity Risk
●

Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. Liquidity risk also may refer to the risk that the Fund could not meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund.

Impax Sustainable Allocation Fund | Credit Risk
●

Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

Impax Sustainable Allocation Fund | US Government Securities Risk
●	US Government Securities Risk US government securities that are not issued or guaranteed by the US Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

Impax Sustainable Allocation Fund | Mortgage Risk
●

Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

Impax Sustainable Allocation Fund | Reinvestment Risk
●

Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

Impax Sustainable Allocation Fund | Allocation Risk
●	Allocation Risk The allocation techniques and decisions of the investment adviser may not produce the desired results.

Impax Sustainable Allocation Fund | Growth Securities Risk
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Sustainable Allocation Fund | Emerging Markets Securities Risk
●

Emerging Markets Securities Risk Emerging market securities are likely to have greater exposure to Non-US Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

Impax Sustainable Allocation Fund | Underlying Funds and ETFs Risk
●

Underlying Funds and ETFs Risk Investments in shares of Underlying Funds and ETFs are subject to the fees, expenses and risks of those Underlying Funds or ETFs. If an Underlying Fund or ETF seeks to track the performance of an index, the value of the Fund’s investment in such Underlying Fund or ETF also would fluctuate with the value of the index. The Adviser has a conflict of interest in selecting investments for the Fund because the Underlying Funds, unlike unaffiliated ETFs, pay fees to the Adviser, and the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds.